SCHEDULE OF ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 553	$ 844
Employee-related liabilities	233	35
Other current liabilities	20	108
Accrued expense and other current liabilities	$ 806	$ 987